Segment Reporting (Details) - Schedule of adjusted EBITDA to profit after taxation - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Schedule of adjusted EBITDA to profit after taxation [Abstract]
Adjusted EBITDA	R 1,127,700	R 937,485	R 738,434
Depreciation of property, plant and equipment	(372,936)	(282,976)	(236,510)
Amortization of intangible assets	(25,856)	(12,786)	(2,005)
Corporate expenses	(2,346)	(10,801)
Operating profit	726,562	630,922	499,919
IPO costs	(25,570)
Finance income	4,358	2,592	2,749
Finance costs	(9,302)	(16,831)	(31,438)
Profit before taxation	696,048	616,683	471,230
Taxation	(198,628)	(173,157)	(110,182)
Profit for the year	R 497,420	R 443,526	R 361,048